UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                             USAA MONEY MARKET FUND

                      3RD QUARTER PORTFOLIO OF INVESTMENTS


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48485-0607                                   (C)2007, USAA. All rights reserved.

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USAA MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CD      Certificate of Deposit
COP     Certificate of Participation
EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
IDRB    Industrial Development Revenue Bond
MFH     Multifamily Housing
MTN     Medium-Term Note
RB      Revenue Bond

CREDIT ENHANCEMENTS add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities
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USAA MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Electric Capital Corp., General Electric Co., or Merrill Lynch & Co.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citizens Bank of Massachusetts, First Commercial Bank, JPMorgan Chase Bank, N.A., National City Bank, Regions Bank, or Wachovia Bank, N.A.
(INS)    Principal  and interest  payments are insured by one of the  following:
         AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., MBIA Insurance Corp., or XL Capital Assurance.
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                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS (37.0%)
                 DIVERSIFIED BANKS (25.4%)
$  25,000        Abbey National Treasury Services plc, Yankee CD(a)     5.30%      5/14/2007      $       25,000
   40,000        Abbey National Treasury Services plc, Yankee CD(a)     5.35      10/24/2007              40,000
   25,000        Abn Amro Bank NV, Chicago Branch, Yankee CD(a)         5.35       1/16/2008              25,000
   50,000        Banco Bilbao Vizcaya Argentaria, Yankee CD(a)          5.30       6/13/2007              50,000
   25,000        Bank of America, CD                                    5.31       9/14/2007              25,000
   30,000        Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)           5.33       8/28/2007              30,000
   30,000        Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)           5.31      10/11/2007              30,000
   40,000        Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)           5.32      10/17/2007              40,000
   50,000        Barclays Bank plc, Yankee CD(a)                        5.36       4/16/2008              50,000
   50,000        Barclays Bank plc, Yankee CD(a)                        5.38       5/09/2008              50,000
   50,000        Bayerische Hypo Vereinsbank, Yankee CD(a)              5.35       5/08/2007              50,000
   50,000        BNP Paribas, Chicago Branch, Yankee CD(a)              5.32       5/21/2007              50,000
   30,000        Branch Banking & Trust Co., CD                         5.29       7/03/2007              30,000
   40,000        Canadian Imperial Bank of Commerce, New York
                       Branch, Yankee CD(a)                             5.31       7/05/2007              40,000
   30,000        Citibank New York N.A., CD                             5.30       7/05/2007              30,000
   30,000        Commerzbank AG, New York Branch, Yankee CD(a)          5.30       6/29/2007              30,000
   40,000        Depfa Bank plc, Yankee CD(a)                           5.30       6/22/2007              40,000
   40,000        Depfa Bank plc, Yankee CD(a)                           5.30       7/05/2007              40,000
   30,000        Depfa Bank plc, Yankee CD(a)                           5.30       7/12/2007              30,000
   50,000        Deutsche Bank AG, Yankee CD(a)                         5.34       4/14/2008              50,000
   30,000        Deutsche Bank AG, Yankee CD(a)                         5.33       4/30/2008              30,000
   40,000        DZ Bank, New York Branch, Yankee CD(a)                 5.31       7/23/2007              40,000
   25,000        Fortis Bank New York, Yankee CD(a)                     5.28       8/02/2007              24,997
   25,000        Fortis Bank New York, Yankee CD(a)                     5.33       8/27/2007              25,000
   40,000        HBOS Treasury Services, Yankee CD(a)                   5.30       6/14/2007              40,000
   50,000        Huntington National Bank, CD                           5.30       5/07/2007              50,000
   40,000        Huntington National Bank, CD                           5.34       5/14/2007              40,000
   31,362        Lloyds Bank plc, New York Branch, Yankee CD(a)         5.31       6/11/2007              31,362
   25,000        Lloyds Bank plc, New York Branch, Yankee CD(a)         5.29       6/13/2007              25,000
   25,000        M&I Marshall & Ilsley Bank, CD                         5.29       6/18/2007              25,000
   25,000        Norddeutsche Landesbank, New York Branch, Yankee CD(a) 5.35       7/23/2007              25,000
   25,000        Royal Bank of Canada, New York Branch, Yankee CD(a)    5.37      10/29/2007              24,997
   25,000        Royal Bank of Scotland plc, Yankee CD(a)               5.31       5/23/2007              25,000
   21,000        Royal Bank of Scotland plc, Yankee CD(a)               5.25       1/11/2008              20,985
   11,920        St. George Bank, Ltd.  (b)                             7.15       6/18/2007              11,945
   25,000        Zions First National Bank, CD                          5.32       5/15/2007              25,000
   30,000        Zions First National Bank, CD                          5.31       6/20/2007              30,000
                                                                                                 ---------------
                                                                                                       1,249,286
                                                                                                 ---------------

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                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
                INVESTMENT BANKING & BROKERAGE (1.0%)
$  50,000       Credit Suisse New York, MTN                             5.42%     12/04/2007      $       50,000
                                                                                                 ---------------
                OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   55,000       Toronto Dominion Bank, Yankee CD                        5.29       7/30/2007              54,999
                                                                                                 ---------------
                REGIONAL BANKS (9.5%)
   50,000       Bank of Ireland, Yankee CD(a)                           5.32       5/21/2007              50,001
   25,000       Bank of Ireland, Yankee CD(a)                           5.34       8/09/2007              25,000
   40,000       Citizens Bank N.A., CD                                  5.32       6/18/2007              40,000
   26,000       Natixis Banque Populaires, New York Branch, Yankee
                      CD(a)                                             5.33       5/08/2007              26,000
   40,000       Natixis Banque Populaires, New York Branch, Yankee
                      CD(a)                                             5.35       3/25/2008              40,000
   25,000       Natixis Banque Populaires, New York Branch, Yankee
                      CD(a)                                             5.33       4/30/2008              25,000
   20,000       Norinchukin Bank, New York Branch, Yankee CD(a)         5.33       5/21/2007              20,000
   25,000       Norinchukin Bank, New York Branch, Yankee CD(a)         5.31       6/05/2007              25,000
   25,000       Norinchukin Bank, New York Branch, Yankee CD(a)         5.31       6/11/2007              25,000
   25,000       Norinchukin Bank, New York Branch, Yankee CD(a)         5.32       7/26/2007              25,000
   30,000       Union Bank of California, CD                            5.31       5/22/2007              30,000
   25,000       Union Bank of California, CD                            5.31       5/23/2007              25,000
   50,000       Wilmington Trust Co., CD                                5.31       5/14/2007              50,000
   25,000       Wilmington Trust Co., CD                                5.32       5/21/2007              25,000
    4,000       Wilmington Trust Co., CD                                5.32       5/22/2007               4,000
   30,000       Wilmington Trust Co., CD                                5.30      10/26/2007              30,000
                                                                                                 ---------------
                                                                                                         465,001
                                                                                                 ---------------
                Total Fixed-Rate Instruments (cost: $1,819,286)                                        1,819,286
                                                                                                 ---------------

                COMMERCIAL PAPER (8.9%)
                AGRICULTURAL PRODUCTS (0.7%)
   35,000       Dairy Farmers of America, Inc. (b),(c)                  5.35       5/01/2007              35,000
                                                                                                 ---------------
                ASSET-BACKED FINANCING (3.8%)
   46,399       Bavaria TRR Corp.  (b),(c)                              5.28       5/17/2007              46,290
   15,500       Check Point Charlie Ltd. (b),(c)                        5.29       5/16/2007              15,466
   15,000       Check Point Charlie Ltd. (b),(c)                        5.27       5/17/2007              14,965
   12,620       Check Point Charlie Ltd. (b),(c)                        5.25       7/26/2007              12,462
   22,392       Rhineland Funding Capital Corp. (b),(c)                 5.28       5/16/2007              22,343
    8,184       Rhineland Funding Capital Corp. (b),(c)                 5.30       5/18/2007               8,163
   26,116       Rhineland Funding Capital Corp. (b),(c)                 5.27       5/22/2007              26,036
   15,474       Rhineland Funding Capital Corp. (b),(c)                 5.30       5/29/2007              15,410
   25,000       Sunbelt Funding Corp. (b),(c)                           5.30       5/16/2007              24,945
                                                                                                 ---------------
                                                                                                         186,080
                                                                                                 ---------------

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                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
                DIVERSIFIED BANKS (1.0%)
$  22,000       HBOS Treasury Services                                  5.23%      7/27/2007      $       21,722
   25,000       Westpac Banking Corp.  (b),(c)                          5.23       7/05/2007              24,764
                                                                                                 ---------------
                                                                                                          46,486
                                                                                                 ---------------
                DIVERSIFIED CAPITAL MARKETS (0.5%)
   25,000       UBS Finance Delaware,  LLC                              5.20       8/10/2007              24,635
                                                                                                 ---------------
                EDUCATION (0.5%)
   25,000       University of Washington, Short Term Notes, Series B    5.32       6/11/2007              25,000
                                                                                                 ---------------
                ELECTRIC UTILITIES (0.7%)
   32,422       Virginia Electric & Power Co.                           5.33       5/03/2007              32,412
                                                                                                 ---------------
                HEALTH CARE FACILITIES (0.4%)
   11,000       Medical Building Funding IV, LLC, (LOC - KBC Bank,
                      N.V.)                                             5.47       5/30/2007              10,952
   10,000       Medical Building Funding IX, LLC (LOC - Bank of Nova
                      Scotia, KBC Bank, N.V.)                           5.32       7/10/2007              10,000
                                                                                                 ---------------
                                                                                                          20,952
                                                                                                 ---------------
                INTEGRATED OIL & GAS (1.3%)
   12,041       ConocoPhillips (b),(c)                                  5.30       5/01/2007              12,041
   13,033       ConocoPhillips (b),(c)                                  5.30       5/02/2007              13,031
   40,000       ConocoPhillips (b),(c)                                  5.32       5/04/2007              39,982
                                                                                                 ---------------
                                                                                                          65,054
                                                                                                 ---------------
                Total Commercial Paper (cost: $435,619)                                                  435,619
                                                                                                 ---------------

                VARIABLE-RATE DEMAND NOTES (37.2%)
                AGRICULTURAL PRODUCTS (0.3%)
    5,000       Kokomo Grain Co., Inc., Notes, Series 2006A (NBGA) (b)  5.34      11/01/2014              5,000
    8,340       Mississippi Business Finance Corp., RB, Series 2002
                      (LOC - Regions Bank)                              5.32       4/01/2012               8,340
                                                                                                 ---------------
                                                                                                          13,340
                                                                                                 ---------------
                AIRPORT SERVICES (0.0%)
    1,030       Shawnee, KS, Private Activity RB, Series 1997 (LOC -
                      JPMorgan Chase Bank, N.A.)                        5.50      12/01/2012               1,030
                                                                                                 ---------------
                AIRPORT/PORT (0.2%)
   11,800       Tulsa, OK, Airport Improvement Trust, RB (LOC -
                      JPMorgan Chase Bank, N.A.)                        5.37       6/01/2023              11,800
                                                                                                 ---------------

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=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
                ASSET-BACKED FINANCING (1.0%)
$   9,050       Capital One Funding Corp., Notes, Series 1996E
                     (LOC - JPMorgan Chase Bank, N.A.)                  5.33%      7/02/2018     $         9,050
                Cornerstone Funding Corp. I, Notes,
    5,537             Series 2000B (LOC - Fifth Third Bank)             5.45       1/01/2021               5,537
   12,732             Series 2001B (LOC - Fifth Third Bank)             5.40       9/01/2026              12,732
    5,980             Series 2001D (LOC - Fifth Third Bank)             5.40       1/01/2022               5,980
    3,843             Series 2003G (LOC - Huntington National Bank)     5.60       1/01/2024               3,843
   12,646             Series 2004A (LOC - Fifth Third Bank)             5.40       6/01/2029              12,646
                                                                                                 ---------------
                                                                                                          49,788
                                                                                                 ---------------
                AUTO PARTS & EQUIPMENT (1.8%)
    3,103       7300 ACC Leasing, LLC, Taxable Demand Notes, Series
                      2003 (LOC - National City Bank)                   5.38       5/01/2023               3,103
   15,000       Alabama IDA, RB (LOC - Barclays Bank plc)               5.49      10/01/2019              15,000
                Bardstown, KY, RB,
   10,240             Series 1994 (LOC - Deutsche Bank Trust Co.)       5.42       6/01/2024              10,240
   11,275             Series 1995 (LOC - Deutsche Bank Trust Co.)       5.42       3/01/2025              11,275
    6,780       Illinois Finance Auth., RB, Series 2005 (LOC - Federal
                      Home Loan Bank of Chicago)                        5.38       7/01/2040               6,780
   42,000       LSP Automotive Systems, LLC, RB, Series 2006 (LOC -
                      National Bank of South Carolina)                  5.35       3/01/2021              42,000
                                                                                                 ---------------
                                                                                                          88,398
                                                                                                 ---------------
                AUTOMOTIVE RETAIL (0.2%)
    5,045       C-MEK Realty, LLC, Taxable Variable Rate Bonds, Series
                      2002 (LOC - Bank of North Georgia)                5.48      12/01/2022               5,045
    1,000       Deen Properties LLC, Variable Rate Bonds, Series 2005
                      (LOC - Columbus Bank & Trust Co.)                 5.34       4/01/2030               1,000
    3,633       Germain Properties of Columbus, Inc., Option Notes (LOC
                      - JPMorgan Chase Bank, N.A.)                      5.37       3/01/2031               3,633
                                                                                                 ---------------
                                                                                                           9,678
                                                                                                 ---------------
                BIOTECHNOLOGY (0.0%)
    2,260       Westgate Investment Fund, LLC, Taxable Purchase Bonds,
                      Series 2005 (LOC - Wells Fargo Bank, N.A.)        5.40       2/01/2012               2,260
                                                                                                 ---------------
                BROADCASTING & CABLE TV (0.2%)
                New Jersey EDA, RB,
    6,600             Series 1997A (NBGA) (b)                           5.30      10/01/2021               6,600

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=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
   $2,300       Series 1997B (LOC - JPMorgan Chase Bank, N.A.)          5.30%     10/01/2021     $         2,300
                                                                                                 ---------------
                                                                                                           8,900
                                                                                                 ---------------
                BUILDING PRODUCTS (0.2%)
    1,300       Schmitz Ready Mix, Inc., Taxable Demand Notes, Series
                      2007-A (LOC - U.S. Bank, N.A.)                    5.42       4/01/2046               1,300
    3,180       Tri-O Development, LLC, Loan Program Notes, Series A
                      (LOC - National City Bank)                        5.37       5/01/2029               3,180
    6,000       Warren County Building RB, Series 2006 (LOC - JPMorgan
                      Chase Bank, N.A.)                                 5.42      12/01/2031               6,000
                                                                                                 ---------------
                                                                                                          10,480
                                                                                                 ---------------
                BUILDINGS (0.4%)
    2,330       Aquarium Parking Deck, LLC, Taxable RB, Series 2005
                      (LOC - SunTrust Bank)                             5.35       4/01/2020               2,330
    3,140       Delos, LLC, Taxable Variable Rate Securities, Series
                      2007A (LOC - Fifth Third Bank)                    5.37       3/01/2037               3,140
    8,035       Downtown Marietta Development Auth., GA, RB, Series
                      1996B (LIQ)                                       5.39       7/01/2021               8,035
    8,080       Greenville, SC, Memorial Auditorium District Public
                      Facilities, COP, Series 1996C (LOC - Bank of
                      America, N.A.)                                    5.42       9/01/2017               8,080
                                                                                                 ---------------
                                                                                                          21,585
                                                                                                 ---------------
                CASINOS & GAMING (0.9%)
   41,830       Detroit, MI, Economic Development Corp., RB, Series
                      1999C (LOC - National City Bank)                  5.35       5/01/2009              41,830
                                                                                                 ---------------
                COMMUNITY SERVICE (0.2%)
    1,995       Michigan Strategic Fund, Limited Obligation RB, Series
                      2000B (LOC - Fifth Third Bank)                    5.37      10/01/2025               1,995
    5,400       Roman Catholic Diocese of Raleigh, NC, Notes, Series A
                      (LOC - Bank of America, N.A.)                     5.37       6/01/2018               5,400
                                                                                                 ---------------
                                                                                                           7,395
                                                                                                 ---------------
                CONSTRUCTION & ENGINEERING (0.1%)
    6,025       Liliha Parking Co., LP, RB, Series 1994 (LOC - First
                      Hawaiian Bank)                                    5.84       8/01/2024               6,025
                                                                                                 ---------------
                CONSTRUCTION MATERIALS (0.1%)
    4,605       Central Concrete Supermix, Inc., Taxable RB, Series
                      2005 (LOC - SunTrust Bank)                        5.35       5/01/2021               4,605
    1,185       Wyoming IDA, Federally-Taxable RB, Series 2007B (LOC -
                      First Tennessee Bank, N.A.)                       5.42       3/01/2010               1,185
                                                                                                 ---------------
                                                                                                           5,790
                                                                                                 ---------------

8

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=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
                DEPARTMENT STORES (0.6%)
$  31,320       Belk, Inc., RB, Series 1998 (LOC - Wachovia Bank, N.A.) 5.39%      7/01/2008      $       31,320
                                                                                                 ---------------
                DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
    1,150       Colorado Housing Finance Auth., RB, Series 2006B (LOC -
                      California Bank & Trust)                          5.67       6/01/2031               1,150
                                                                                                 ---------------
                DIVERSIFIED METALS & MINING (0.5%)
                Lancaster Industrial Development Auth.,
    2,745             Taxable Variable Rate Demand RB, Series 2006B
                      (LOC - Fulton Bank)                               5.42       1/01/2015               2,745
    2,250             Taxable Variable Rate Demand RB, Series 2006B
                      (LOC - Fulton Bank)                               5.42       1/01/2027               2,250
   12,000       Prince Metal Stamping USA, Inc., Variable/Term Rate
                      Notes, Series 2004 (LOC - Bank of Nova Scotia)    5.32       3/01/2024              12,000
    8,155       Webster, KY, Taxable Variable Rate Demand Industrial
                      RB, Series 2004 (LOC - Regions Bank)              5.35      11/01/2024               8,155
                                                                                                 ---------------
                                                                                                          25,150
                                                                                                 ---------------
                EDUCATION (1.1%)
   12,175       California Statewide Communities Development Auth.,
                      Variable Rate Demand RB, Series 2002B (LOC - BNP
                      Paribas)                                          5.35      10/01/2032              12,175
    9,215       Massachusetts Development Finance Agency, RB, Series
                      2005B (INS)(LIQ)                                  5.42       7/01/2014               9,215
    9,515       Oklahoma City Industrial & Cultural Facilities Trust,
                      Variable Rate Demand Bonds, Series 2005A (LOC -
                      Bank of America, N.A.)                            5.35       9/15/2016               9,515
   15,000       Pepperdine Univ., Bonds, Series 2002B                   5.42       8/01/2037              15,000
    5,900       Savannah College of Art and Design, Inc., RB, Series
                      2004 (LOC - Bank of America, N.A.)                5.35       4/01/2024               5,900
    4,365        Univ. of Alabama, General RB, Series 2004-B (INS)(LIQ) 5.32       7/01/2009               4,365
                                                                                                 ---------------
                                                                                                          56,170
                                                                                                 ---------------
                EDUCATIONAL SERVICES (1.0%)
    7,000       Glendale, AZ, IDA RB, Series 2005A (LOC - Bank of New
                      York)                                             5.35       7/01/2035               7,000
   20,000       Gwinnett Instructional SC, LLC, RB, Series 2005 (LOC -
                      Allied Irish Banks plc)                           5.33       1/01/2031              20,000
   14,900       Loanstar Assets Partners, LP, RB, Series 2005A (LOC -
                      State Street Bank and Trust Co.) (b)              5.32       2/01/2041              14,900


P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
$   7,840       Yamhill County, Taxable Variable Rate Demand RB, Series
                          2005B (LOC - Bank of America, N.A.)           5.35%     10/01/2020      $        7,840
                                                                                                 ---------------
                                                                                                          49,740
                                                                                                 ---------------
                ELECTRIC UTILITIES (0.7%)
                P-FLOAT Option Taxable Notes,
   13,490               Series TN-001 (NBGA) (b)                        5.37       3/01/2017              13,490
   19,200               Series TN-002 (NBGA) (b)                        5.37       4/19/2010              19,200
                                                                                                 ---------------
                                                                                                          32,690
                                                                                                 ---------------
                ELECTRIC/GAS UTILITIES (0.9%)
    8,000       Mississippi Business Finance Corp., IDRB, Series 2005
                      (LOC - Wachovia Bank, N.A.)                       5.38       1/14/2015               8,000
   22,920       Municipal Gas Auth. of Georgia, RB, Series 2003A (LOC -
                      JPMorgan Chase Bank, N.A., Wachovia Bank, N.A.)   5.35       2/01/2015              22,920
   11,445       Southeast Alabama Gas District, General System RB,
                      Series 2003A (LIQ)(INS)                           5.32       6/01/2023              11,445
                                                                                                 ---------------
                                                                                                          42,365
                                                                                                 ---------------
                FOOD DISTRIBUTORS (1.5%)
   11,825       Classic City Beverages, LLC, Taxable Variable Rate
                      Bonds, Series 2003 (LOC - Columbus Bank & Trust
                      Co.)                                              5.33       8/01/2018              11,825
    3,535       Hausbeck Pickle Co., Loan Program Notes, Series A (LOC
                      - Citizens Bank)                                  5.42       3/01/2037               3,535
   25,900       Henry County, GA, Development Auth., RB, Series 2004
                      (LOC - Columbus Bank & Trust Co.)                 5.33       8/01/2029              25,900
    9,000       Jackson Beverages, LLC, Taxable Variable Rate Bonds,
                      Series 2005 (LOC - Columbus Bank & Trust Co.)     5.33       2/01/2020               9,000
    9,950       Macon Beverage Co., LLC, Taxable Variable Rate Bonds,
                      Series 2004 (LOC - Columbus Bank & Trust Co.)     5.33       4/01/2019               9,950
   13,575       North Georgia Distributing Co., LLC, Taxable Variable
                      Rate Bonds, Series 2003 (LOC - Columbus Bank &
                      Trust Co.)                                        5.33       8/01/2018              13,575
                                                                                                 ---------------
                                                                                                          73,785
                                                                                                 ---------------
                GENERAL OBLIGATION (0.8%)
   38,800       Southern Ute Indian Tribe, RB, Series 2007 (b)          5.37       1/01/2027              38,800
                                                                                                 ---------------
                HEALTH CARE FACILITIES (2.0%)
   10,790       Baptist Medical Plaza Associates, Taxable Variable Rate
                      Demand Bonds, Series 1997 (LOC - KBC Bank, N.V.)  5.39       6/01/2017              10,790
   17,055       Bronson Lifestyle Improvement & Research Center, Notes,
                      Series A (LOC - Fith Third Bank, Grand Rapids)    5.33       9/01/2030              17,055

10

P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
$   8,120       California Statewide Communities Development Auth., RB,
                      Series 2002-B (LOC - Allied Irish Banks plc)      5.39%     11/15/2042      $        8,120
   15,000       Chestnut Hill Benevolent Association, RB, Taxable
                      Variable Rate Demand Bonds, Series 2005 (LOC - TD
                      Banknorth, N.A.)                                  5.44       2/01/2035              15,000
    5,100       Community Behavioral Healthcare Cooperative of
                      Pennsylvania, Taxable Variable Rate Demand RB,
                      Series 2007 (LOC - Fulton Bank)                   5.42       9/01/2027               5,100
    5,315       Dunn Nursing Home Inc., Taxable Variable Rate Secured
                      Notes, Series 2002 (LOC - Federal Home Loan Bank
                      of Atlanta)                                       5.32       2/01/2024               5,315
    4,000       East Montgomery Health Facilities Development, Inc.,
                      Variable Rate Taxable Bonds, Series 2006A (LOC -
                      First Commercial Bank)                            5.37      11/01/2033              4,000
   13,065       Infirmary Health Systems Special Care, RB, Series 2000B
                      (LOC - Regions Bank)                              5.32       1/01/2024              13,065
    6,630       MCE MOB IV LP, Demand Notes, Series 2002 (LOC -
                      National City Bank)                               5.33       8/01/2022               6,630
    8,500       Sprenger Enterprises, Floating-Rate Option Notes (LOC -
                      JPMorgan Chase Bank, N.A.)                        5.33      10/01/2035               8,500
    5,700       West Side Surgical Properties, LLC, Series 2006 (LOC -
                      Huntington National Bank)                         5.42       9/01/2027               5,700
                                                                                                  --------------
                                                                                                          99,275
                                                                                                 ---------------
                HEALTH CARE SERVICES (0.3%)
   10,100       Kaneville Road Joint Venture, Taxable Demand Notes (LOC
                      - Federal Home Loan Bank of Chicago)              5.38      11/01/2032              10,100
    3,100       University Hospitals Trust RB, Taxable, Series 2005B
                      (LOC - Bank of America, N.A.)                     5.35       8/15/2021               3,100
                                                                                                 ---------------
                                                                                                          13,200
                                                                                                 ---------------
                 HEALTH MISCELLANEOUS (0.4%)
   15,000        Everett Clinic P.S., Taxable Variable Rate Demand
                      Bonds, Series 2007 (LOC - Bank of America, N.A.)  5.35       5/01/2027              15,000
    4,325        Hospital & Nursing Home Medical Clinic Board of the
                      City of Gardendale, AL, Medical Facility RB,
                      Series 2006 (LOC - Regions Bank)                  5.49      11/01/2026               4,325
                                                                                                 ---------------
                                                                                                          19,325
                                                                                                 ---------------
                 HEAVY ELECTRICAL EQUIPMENT (0.4%)
   17,340        Mississippi Business Finance Corp., IDRB, Series 2005
                          (LOC - Regions Bank)                          5.33       4/01/2020              17,340
                                                                                                 ---------------

P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
                HOME FURNISHINGS (0.1%)
$   2,705       Maryland Ecnomic Development Corp., RB, Series 2001B
                      (LOC - Manufacturers & Traders Trust Co.)         5.37%      8/01/2016      $        2,705
                                                                                                 ---------------
                HOME IMPROVEMENT RETAIL (0.2%)
    8,850       Brookhaven, NY, IDA, Taxable Intercounty Associates, RB
                      (LOC - North Fork Bank)                           5.62       1/01/2025               8,850
                                                                                                 ---------------
                HOSPITAL (0.3%)
    3,220       Adventist Health System West, Variable Rate Demand
                      Bonds (LOC - Wells Fargo Bank, N.A.)              5.40       9/01/2016               3,220
   13,700       Indiana Health Facility Financing Auth., RB, Series
                      1999B (LOC - Bank of America, N.A.)               5.37       1/01/2019              13,700
                                                                                                 ---------------
                                                                                                          16,920
                                                                                                 ---------------
                HOTELS, RESORTS, & CRUISE LINES (1.2%)
    8,800       A& M Hospitalities, LLC, Variable Rate Demand Bonds,
                      Series 2005B (LOC - Columbus Bank & Trust Co.)    5.37       1/01/2025               8,800
    7,665       Alprion, LLC, Demand Bonds, Series 2004 (LOC - Federal
                      Home Loan Bank of Topeka)                         5.38      10/01/2034               7,665
    5,825       Connecticut Development Auth., RB, Series 2006B (LOC -
                      TD Banknorth, N.A.)                               5.32      12/01/2028               5,825
                Madison Hotel Investors I, LLC, Taxable Demand Bonds,
   19,825              Series 2005A (LOC - M&I Marshall & Ilsley Bank)  5.32      12/01/2045              19,825
   16,545              Series 2005B (LOC - M&I Marshall & Ilsley Bank)  5.32      12/01/2045              16,545
                                                                                                 ---------------
                                                                                                          58,660
                                                                                                 ---------------
                HOUSEHOLD APPLIANCES (0.2%)
   10,900       Mississippi Business Finance Corp., IDRB, Series 2000
                      (LOC - Bank of America, N.A.)                     5.39       6/01/2015              10,900
                                                                                                 ---------------
                INDUSTRIAL CONGLOMERATES (0.3%)
   14,000       Mississippi Business Finance Corp., IDRB, Series 1998
                     (b)                                                5.30       2/01/2023              14,000
                                                                                                 ---------------
                INDUSTRIAL GASES (0.1%)
    4,150       Sandhill Group, LLC, Option Notes, Series 2003 (LOC -
                      Regions Bank)                                     5.37      12/01/2013               4,150
                                                                                                 ---------------

12

P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
                INDUSTRIAL MACHINERY (1.1%)
$   8,660       Al-Fe Heat Treating Project, Taxable Variable Rate
                      Demand Notes, Series 2005 (LOC - National City
                      Bank)                                             5.38%      5/01/2021      $        8,660
   25,000       Hampton Hydraulics, LLC, Promissory Notes, Series 2003
                      (LOC - Regions Bank)                              5.38       4/01/2013              25,000
    9,440       Savannah, GA, EDA, RB, Series 1998 (LOC - Wachovia
                      Bank, N.A.)                                       5.37       6/01/2018               9,440
    8,925       Sterling Pipe & Tube, Inc., Notes, Series 2000 (LOC -
                      National City Bank)                               5.39      11/01/2012               8,925
                                                                                                 ---------------
                                                                                                          52,025
                                                                                                 ---------------
                LEISURE FACILITIES (1.8%)
    7,100       Bloomingdale Life Time Fitness, LLC, RB, Series 2000
                      (LOC - JPMorgan Chase Bank, N.A.)                 5.33       1/01/2020               7,100
    3,871       Cornerstone Funding Corp. I, Notes, Series 2003I (LOC -
                      Fifth Third Bank)                                 5.45       8/01/2025               3,871
   11,485       First Assembly of God, Taxable Variable Rate Demand
                      Bonds, Series 2004 (LOC - Regions Bank)           5.32      12/01/2029              11,485
    7,830       First Church of God, Notes, Series 2002 (LOC -
                      Huntington National Bank)                         5.42      10/03/2022               7,830
   10,285       Harvest Bible Chapel, Demand RB, Series 2004 (LOC -
                      Fifth Third Bank)                                 5.35       8/01/2029              10,285
   30,200       Olympic Club, RB, Series 2002 (LOC - Allied Irish Banks
                      plc)                                              5.36      10/01/2032              30,200
    4,170       Pavilion Inc. Demand Notes, Series 2000 (LOC - Old
                      National Bank)                                    5.87      11/01/2025               4,170
   15,940       TP Racing, LLP, Floating-Rate Option Notes, Series 2000
                          (LOC - JPMorgan Chase Bank, N.A.)             5.37       6/01/2030              15,940
                                                                                                 ---------------
                                                                                                          90,881
                                                                                                 ---------------
                LEISURE PRODUCTS (0.2%)
    7,145       McDuffie County, GA, Development Auth., RB, Series 2002
                      (LOC - Regions Bank)                              5.32       8/01/2022               7,145
    2,000       Old South Country Club, Inc., Taxable Variable Rate
                      Demand/Fixed Rate Bonds, Series 2006 (LOC -
                      Manufacturers & Traders Trust Co.)                5.37      12/01/2031               2,000
                                                                                                 ---------------
                                                                                                           9,145
                                                                                                 ---------------
                MANAGED HEALTH CARE (0.4%)
   18,300       Polk County IDA, RB, Series 1999 (LOC - Bank of
                      America, N.A.)                                    5.35      12/01/2018              18,300
                                                                                                 ---------------
                MULTIFAMILY HOUSING (0.4%)
      315       Iowa Finance Auth., MFH RB, Series 2006B (LOC - M&I
                      Marshall & Ilsley Bank)                           5.51      12/01/2041                 315

P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
 ---------------------------------------------------------------------------------------------------------------
$   9,500       Los Angeles, CA, Community Redevelopment Agency MFH,
                      RB, Series 2006B (LOC - Bank of America, N.A.)    5.31%     10/15/2038      $        9,500
    5,300       New York Housing Finance Agency, RB, Series 2005A (LOC
                      - Bank of America, N.A.)                          5.33      11/01/2038               5,300
    6,000       Washington State Housing Finance Commission Variable
                      Rate Demand Nonprofit Housing RB, Series 2006B
                      (LOC - HSH Nordbank AG)                           5.38       3/01/2012               6,000
                                                                                                 ---------------
                                                                                                          21,115
                                                                                                 ---------------
                MUNICIPAL FINANCE (0.9%)
    6,500       Indianapolis Local Public Improvement Bond Bank,
                      Taxable Demand Bonds, Series 2004B (INS)(LIQ)     5.33       4/01/2030               6,500
   40,000       New York City Housing Development Corp., MFH Mortgage
                      RB, Series 2006B (LOC - Landesbank
                      Hessen-Thuringen)                                 5.37       6/01/2039              40,000
                                                                                                 ---------------
                                                                                                          46,500
                                                                                                 ---------------
                NURSING/CCRC (0.9%)
    2,810       Brookville Enterprises, Inc., Series 2004 (LOC - Fifth
                      Third Bank)                                       5.37      10/01/2025               2,810
    7,565       Carriage Inn of Bowerston, Inc., Series 2004 (LOC -
                      Fifth Third Bank)                                 5.37      12/01/2024               7,565
   19,415       Chestnut Partnership, Bonds, Series 1999 (LOC - La
                      Salle National Bank, N.A.)                        5.35       1/01/2029              19,415
    4,820       District of Columbia, RB, Series 2005A (LOC -
                      UniCredito Italiano SpA)                          5.42      10/01/2020               4,820
    1,200       Lynchburg Redevelopment & Housing Auth. Taxable
                      Variable Rate Demand Housing RB, Series 2006B
                      (LOC - Manufacturers & Traders Trust Co.)         5.37      12/01/2034               1,200
    9,000       Schenectady County IDA, Civic Facility RB, Series 2007
                      (LOC - Citizens Bank, N.A.)                       5.34       2/01/2037               9,000
                                                                                                 ---------------
                                                                                                          44,810
                                                                                                 ---------------
                OFFICE ELECTRONICS (0.0%)
    1,200       Sanders CRS Exchange, LLC, Taxable Demand Bonds, Series
                      2003 (LOC - Wells Fargo Bank, N.A.)               5.55      10/01/2023               1,200
                                                                                                 ---------------
                OIL & GAS EQUIPMENT & SERVICES (0.2%)
    9,860       Shipley Group, LP, Taxable Variable Rate Demand Bonds,
                      Series 2006 (LOC - Fulton Bank)                   5.42      12/01/2016               9,860
                                                                                                 ---------------
                OIL & GAS REFINING & MARKETING (0.2%)
    8,095       Southwest Georgia Oil Co., Inc., Variable Rate Taxable
                      Bonds, Series 2006 (LOC - Columbus Bank & Trust
                      Co.)                                              5.37      11/01/2026               8,095
                                                                                                 ---------------

14

P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------
                PACKAGED FOODS & MEAT (0.2%)
$   1,780       Atlanta Bread Co. International, Inc., Notes (LOC -
                      Columbus Bank & Trust Co.)                        5.37%      9/01/2023      $        1,780
    5,105       Brewster Dairy, Inc.,Taxable Variable Rate Demand
                      Notes, Series 2003 (LOC - National City Bank)     5.38       4/03/2023               5,105
    4,585       City of Thomasville Downtown Development Auth., Taxable
                      Variable Rate Bonds, Series 2006 (LOC - Columbus
                      Bank & Trust Co.)                                 5.32       4/01/2027               4,585
                                                                                                 ---------------
                                                                                                          11,470
                                                                                                 ---------------
                PAPER PACKAGING (0.1%)
    2,500       Mississippi Business Finance Corp., RB, Series 2005
                      (LOC - First Tennessee Bank, N.A.)                5.33      12/01/2020               2,500
                                                                                                 ---------------
                PAPER PRODUCTS (0.8%)
    8,165       Bancroft Bag, Inc., Notes (LOC - JPMorgan Chase Bank,
                      N.A.)                                             5.37       6/01/2035               8,165
   22,260       City of Old Town, ME, Solid Waste Disposal RB, Series
                      2004 (LOC - Bank of America, N.A.)                5.40      12/01/2024              22,260
    7,000       IDA of the County of Campbell, VA, Solid Waste Disposal
                      Facility RB, Series 1994 (LOC - Bank of America,
                      N.A.)                                             5.40      12/01/2019               7,000
    3,100       IDA of the Parish of East Baton Rouge, LA, Inc., Solid
                      Waste Disposal RB, Series 2004 (LOC - SunTrust
                      Bank)                                             5.40       6/01/2029               3,100
                                                                                                 ---------------
                                                                                                          40,525
                                                                                                 ---------------
                PROPERTY & CASUALTY INSURANCE (1.4%)
   70,000       Alfa Corp., Promissory Notes, Series 2002  (b)          5.42       6/01/2017              70,000
                                                                                                 ---------------
                PUBLISHING (0.0%)
    2,180       Dickinson Press, Inc., Taxable Variable Rate Demand
                      Notes, Series 2003 (LOC - Huntington National
                      Bank)                                             5.40       8/01/2018               2,180
                                                                                                 ---------------
                REAL ESTATE MANAGEMENT & DEVELOPMENT (8.3%)
   14,855       411 Seventh Avenue Associates, L.P., Taxable Variable
                      Rate Demand Bonds, Series 2001 (LOC - National
                      City Bank)                                        5.38       1/01/2027              14,855
    7,000       Astin Redevelopment, LP, Taxable Variable/Fixed Rate
                      Notes, Series 2006 (LOC - Federal Home Loan Bank
                      of Dallas)                                        5.33      11/01/2031               7,000
    3,483       Baron Investments, Ltd., Notes, Series 2004 (LOC -
                      Federal Home Loan Bank of Dallas)                 5.40      10/01/2024               3,483
   11,905       BBN Holdings, LLC, Demand Notes, Series 2004 (LOC - RBC
                      Centura Bank)                                     5.35       6/01/2029              11,905


P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------
                Cornerstone Funding Corp. I,
   $2,848             Notes, Series 2004E (LOC - Charter One Bank)      5.45%      1/01/2030      $        2,848
    9,191             Notes, Series 2006 A (LOC - Charter One Bank)     5.37       8/01/2031               9,191
    2,175       Deltime LLC, Variable Rate Taxable Demand Notes, Series
                      2003 (LOC - National City Bank)                   5.38       2/01/2023               2,175
    5,735       Dennis E. Eash and Florida O. Eash, Taxable
                      Floating-Rate Bonds, Series 2005 (LOC - Hancock
                      Bank)                                             5.50       4/01/2025               5,735
   35,240       Driftwood Landing Corp., Loan Program Notes, Series
                      2002 (LOC - National City Bank)                   5.38       1/15/2022              35,240
   14,115       Exchange at Hammond LLC, Bonds, Series 2002 (LOC - Bank
                      of North Georgia)                                 5.41       8/01/2022              14,115
   17,750       Fairway Park Properties LLC, Notes, Series 2001 (LOC -
                      National City Bank)                               5.38      10/15/2026              17,750
    9,245       Fiore Capital, LLC, Taxable Variable Rate Demand Notes,
                      Series 2005-A (LOC - M&I Marshall & Ilsley Bank)  5.32       8/01/2045               9,245
    6,880       Freightliner Finance, LLC, Taxable Floating-Rate Option
                      Notes (LOC - Huntington National Bank)            5.40      11/01/2030               6,880
    6,040       Houston County, GA, IDA, RB, Series 1997 (LOC -
                      Wachovia Bank, N.A.)                              5.40       8/01/2012               6,040
   20,690       Kansas City Tax Financing Commission, Series 2006 B
                     (LOC - M&I Marshall & Ilsley Bank)                 5.33       6/01/2024              20,690
    1,730       Lauren Co., LLC, Series 2003 (LOC - Wells Fargo Bank,
                     N.A.)                                              5.40       7/01/2033               1,730
   24,510       Mayfair at Great Neck, NY, Bonds, Series 1997 (LOC -
                      Manufacturers & Traders Trust Co.)                5.36       1/01/2023              24,510
    7,000       Morgan Valley Properties, LLC, Taxable
                      Variable/Fixed-Rate Notes, Series 2006A (LOC -
                      Bank of North Georgia)                            5.48       8/01/2031               7,000
   11,568       Nick & Nat Properties, LLC, Adjustable Rate Demand
                      Securities, Series 2005 (LOC - Fifth Third Bank)  5.37       5/01/2025              11,568
    6,175       One Holland Corp., Taxable Floating-Rate Notes, Series
                      2006 (LOC - Huntington National Bank)             5.44       8/01/2031               6,175
   18,980       PHF Investments, LLC, Demand Notes, Series 2004A (LOC -
                      Associated Bank, N.A.)                            5.37       6/01/2044              18,980
    9,090       Pierce Memorial Baptist Home, Inc., Bonds, Series 1999
                      (LOC - La Salle National Bank, N.A.)              5.35      10/01/2028               9,090
    2,515       Santa Rosa Property Holdings, LLC, Taxable Variable
                      Rate Bonds, Series 2006 (LOC - Columbus Bank &
                      Trust Co.)                                        5.37       8/01/2031               2,515
    7,735       SBAR-Piperno Co., RB, Series 1998 (LOC - Wachovia Bank,
                      N.A.)                                             5.44       9/01/2012               7,735
   31,215       SDB Capital LLC, Taxable Demand Bonds, Series 2006A
                      (LOC - M&I Marshall & Ilsley Bank)                5.32       2/01/2046              31,215

16

P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------
$  40,000       Sea Island Co. and Sea Island Coastal Properties, LLC,
                      Notes, Series 2003 (LOC - Columbus Bank & Trust
                      Co.)                                              5.37%      4/01/2023     $        40,000
   20,630       SF Tarns, LLC, RB, Series 2000 (LOC - LaSalle Bank
                      Midwest, N.A.)                                    5.36      12/01/2025              20,630
    7,730       South Bend Mac, LP, Variable Rate Demand Bonds, Series
                      1997 (LOC - National City Bank)                   5.38      12/01/2027               7,730
    6,700       Stice-Hill Holding, L.C., Taxable Variable Rate Bonds,
                      Series 2003 (LOC - Hancock Bank of Louisiana)     5.32      12/01/2023               6,700
    1,000       Stone Creek, LLC, Variable Rate Demand Notes, Series
                      2006 (LOC - Columbus Bank & Trust Co.)            5.33      12/01/2041               1,000
   11,865       Thayer Properties, LLC, Bonds, Series 2000 (LOC -
                      Columbus Bank & Trust Co.)                        5.33       7/01/2020              11,865
    5,980       Tifton Mall, Inc., Taxable Variable Rate Bonds, Series
                      1996 (LOC - Columbus Bank & Trust Co.)            5.33       5/01/2026               5,980
   11,290       Wishbone Partners, LLC, Taxable Floating-Rate Option
                      Notes (LOC - Huntington National Bank)            5.40      11/01/2025              11,290
   11,850       WLB, LLC, Bonds, Series 1997 (LOC - Columbus Bank &
                      Trust Co.)                                        5.32       4/01/2047              11,850
    2,380       Woodland Park Apartments, LLC, Bonds, Series 2001 (LOC
                      - Columbus Bank & Trust Co.)                      5.33       6/01/2031               2,380
                                                                                                 ---------------
                                                                                                         407,095
                                                                                                 ---------------
                REAL ESTATE TAX/FEE (0.2%)
    8,675       Misissippi Development Bank, Special Obligation Bonds,
                      Series 2002 (INS)(LIQ)                            5.39       6/01/2032               8,675
                                                                                                 ---------------
                RESTAURANTS (0.1%)
    3,120       Doughboy LLC, Taxable Variable Rate Demand Bonds,
                      Series 2004 (LOC - M&I Marshall & Ilsley Bank)    5.39       5/01/2019               3,120
                                                                                                 ---------------
                SALES TAX (0.2%)
    7,840       Arista Metropolitan District RB, Series 2006 B (LOC -
                      Compass Bank)                                     5.42      12/01/2030               7,840
                                                                                                 ---------------
                SPECIAL ASSESSMENT/TAX/FEE (0.3%)
    7,860       Denver Urban Renewal Auth. RB, Series 2006D (LOC -
                      Compass Bank)                                     5.37       9/01/2017               7,860
    7,000       Sheridan Redevelopment Agency, Tax Increment RB, Series
                      2007A-2 (LOC - Citibank, N.A.)                    5.32      12/01/2029               7,000
                                                                                                 ---------------
                                                                                                          14,860
                                                                                                 ---------------


P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------
                SPECIALTY CHEMICALS (0.1%)
$   6,500       Gary, IN, Empowerment Zone Bonds, Series 2000A (LOC -
                      Federal Home Loan Bank of Chicago)                5.40%      5/11/2020     $         6,500
                                                                                                 ---------------
                TEXTILES (0.3%)
    4,900       Athens-Clarke County, GA, IDA RB, Series 2005 (LOC -
                      Columbus Bank & Trust Co.)                        5.37      11/01/2025               4,900
    3,235       South Carolina Jobs-EDA, RB, Series 2007B (LOC -
                      Columbus Bank & Trust Co.)                        5.37       3/01/2016               3,235
    4,820       Superior Health Linens, Inc. & Superior Health Textiles
                      Properties, LLP, Notes, Series 2004 (LOC -
                      Associated Bank, N.A.)                            5.37      12/01/2024               4,820
                                                                                                 ---------------
                                                                                                          12,955
                                                                                                 ---------------
                TRUCKING (0.3%)
   15,350       Iowa 80 Group Inc., Demand Bonds, Series 2003 (LOC -
                      Wells Fargo Bank, N.A.)                           5.45       6/01/2016              15,350
                                                                                                 ---------------
                WATER/SEWER UTILITY (0.6%)
   15,180       Hesperia, CA, Public Financing Auth., RB, Series 1998A
                      (LOC - Bank of America, N.A.)                     5.35       6/01/2026              15,180
    2,700       Kern Water Bank Auth., CA, RB, Series 2003B (LOC -
                      Wells Fargo Bank, N.A.)                           5.40       7/01/2028               2,700
    6,000       Port Blakely Communities, Inc., Variable Rate Demand
                      Special RB, Series 2001C (LOC - Bank of America,
                      N.A.)                                             5.35       2/15/2021               6,000
    4,680       Vance Governmental Utility Services Corp., Taxable RB,
                      Series 2006 (INS)(LIQ)                            5.37       6/01/2036               4,680
                                                                                                 ---------------
                                                                                                          28,560
                                                                                                 ---------------
                Total Variable-Rate Demand Notes (cost: $1,828,355)                                    1,828,355
                                                                                                 ---------------


                ADJUSTABLE-RATE NOTES (16.3%)
                ASSET-BACKED FINANCING (2.1%)
   20,000       German Residential Funding  (b)                         5.34       8/22/2007              20,000
   50,000       German Residential Funding  (b)                         5.34       8/22/2007              50,000
   10,000       Holmes Financing, plc, Floating-Rate Notes,
                      Series 10A (b)                                    5.29       7/15/2007              10,000
   24,023       Santander Drive Auto Receivables Trust, Series 2007-1
                      (INS)                                             5.32       4/15/2008              24,023
                                                                                                 ---------------
                                                                                                         104,023
                                                                                                 ---------------

18

P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------
                CONSUMER FINANCE (2.0%)
$  20,000       American General Finance Corp., Floating-Rate Notes (b) 5.37%      5/15/2008      $       20,000
                American Honda Finance Corp.,
   20,000             MTN  (b)                                          5.32       9/26/2007              20,000
   25,000             MTN  (b)                                          5.31       3/20/2008              25,000
   10,000       HSBC Finance Corp., Floating-Rate Notes                 5.37       5/23/2008              10,000
   25,000       SLM Corp., Floating-Rate Extendible Notes  (b)          5.33       5/12/2008              25,000
                                                                                                 ---------------
                                                                                                         100,000
                                                                                                 ---------------
                DIVERSIFIED BANKS (7.5%)
   30,000       Allied Irish Banks, Yankee CD  (a)                      5.34       8/08/2007              30,002
   10,500       AmSouth Bank, Floating-Rate Bank Notes, Series 2007     5.41       6/27/2007              10,502
   50,000       Bank of Montreal (Chicago), Yankee CD(a)                5.42       3/18/2008              50,042
   25,000       BNP Paribas, Chicago Branch, Extendible Floating Rate
                      Notes, Series 157  (b)                            5.33       2/19/2008              25,000
   15,000       DnB NOR Bank ASA, Extendible Floating-Rate Notes (b)    5.31       5/23/2008              15,000
   11,525       KeyBank, N.A., Floating Rate Notes, Series 2007         5.38       8/08/2007              11,527
   45,000       Macquarie Bank Ltd., Floating-Rate Extendible Notes (b) 5.34       5/21/2008              45,005
   25,000       National City Bank of Indiana, Floating-Rate Notes      5.38       6/04/2007              25,002
   20,000       Northern Rock plc, Floating-Rate Notes, Series C (b)    5.38       5/02/2008              20,000
   50,000       Northern Rock plc, Senior MTN (b)                       5.43       4/08/2008              50,000
   30,000       Santander US Debt, Floating Rate Senior Notes, Series
                      2007 (b)                                          5.36       9/21/2007              30,004
                Washington Mutual Bank, CD,
   25,000             Floating-Rate Notes                               5.34       6/22/2007              25,000
   10,000             Floating-Rate Notes                               5.34       9/17/2007              10,000
   10,000       Wells Fargo & Co., Floating Rate Notes                  5.31       5/02/2008              10,000
   10,000       WestLB AG, Floating-Rate Notes (b)                      5.38       5/09/2008              10,000
                                                                                                 ---------------
                                                                                                         367,084
                                                                                                 ---------------
                OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   20,000       General Electric Capital Corp., Floating-Rate MTN,
                      Series A                                          5.45       7/09/2007              20,000
                                                                                                 ---------------
                REGIONAL BANKS (2.8%)
   50,000       Anglo Irish Bank Corp. PLC, Extendible Short-Term
                      Notes  (b)                                        5.35       5/05/2008              50,000
   15,000       Governor and Company of the Bank of Ireland,
                      Floating-Rate Extendible Notes  (b)               5.32       5/19/2008              15,000
                Natexis Banques Populaires, New York Branch,
   25,000             Yankee CD  (a)                                    5.34       6/20/2007              25,000
   20,000             Yankee CD  (b)                                    5.33       5/15/2008              20,000
   25,000       Suntrust Bank, CD                                       5.36       4/21/2008              25,008
                                                                                                 ---------------
                                                                                                         135,008
                                                                                                 ---------------

P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS (in thousands)
                   (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (unaudited)

PRINCIPAL                                                          COUPON OR
   AMOUNT       SECURITY                                       DISCOUNT RATE       MATURITY                VALUE
----------------------------------------------------------------------------------------------------------------
                SPECIALIZED FINANCE (1.5%)
                CIT Group, Inc., Global Senior MTN,
$  36,440             Senior Notes                                      5.58%     5/18/2007       $       36,444
    5,000             Senior Notes                                      5.43      8/24/2007                5,001
   30,000             Senior Notes                                      5.58      9/20/2007               30,029
                                                                                                 ---------------
                                                                                                          71,474
                                                                                                 ---------------
                Total Adjustable-Rate Notes (cost: $797,589)                                             797,589
                                                                                                 ---------------


                TOTAL INVESTMENTS (COST: $4,880,849)                                              $    4,880,849
                                                                                                 ===============

                                                                              20
  N O T E S
================----------------------------------------------------------------
                to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

B. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,911,932,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

                                                                              21
  N O T E S
================----------------------------------------------------------------
                to Portfolio of INVESTMENTS
                (continued)

USAA MONEY MARKET FUND
APRIL 30, 2007 (UNAUDITED)

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.